Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables)	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year Ended December 31,
	2013	2012

Sustainable Environmental Enterprises	52.8%	7.5%
Lennox International Inc.	2.5%	30.1%
Lowe’s Companies, Inc.	6.9%	7.7%
Lennar Corporation	0.0%	8.8%